Consolidated Schedule of Investments PIMCO Access Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 175.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.1%
AP Core Holdings LLC 10.340% (LIBOR01M + 5.500%) due 09/01/2027 ~		$1,944	$1,897
Carnival Corp. 6.655% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	8,360	8,954
Comexposium
1.138% - 4.414% (EUR003M + 3.250%) due 03/28/2025 ~		3,392	3,127
4.969% (EUR012M + 4.000%) due 03/28/2026 ~		18,708	17,246
Diamond Sports Group LLC 12.775% (LIBOR03M + 8.150%) due 05/25/2026 ~		$15,258	14,400
Diebold Nixdorf, Inc. 9.968% - 10.479% due 07/15/2025		101	52
DirecTV Financing LLC 9.840% (LIBOR01M + 5.000%) due 08/02/2027 ~		9,276	8,948
Envision Healthcare Corp.
12.701% due 04/29/2027		10,238	10,136
16.326% due 04/28/2028		25,542	19,007
Instant Brands Holdings, Inc. 9.953% (LIBOR03M + 5.000%) due 04/12/2028 ~		8,745	3,479
Kiwi VFS Sub SARL
10.015% (EUR003M + 7.000%) due 05/16/2029 «~	EUR	6,160	6,739
11.677% due 05/16/2029 «	GBP	1,165	1,445
Market Bidco Ltd.
7.357% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	8,643	7,910
9.427% due 11/04/2027	GBP	958	1,048
NAC Aviation 29 DAC 6.945% due 06/30/2026		$4,795	4,148
Oi SA 1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		7,765	609
Poseidon Bidco SASU 8.265% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	8,800	9,257
Profrac Services LLC TBD% - 12.420% due 03/04/2025		$16,076	15,995
Promotora de Informaciones SA
7.555% (EUR003M + 5.250%) due 12/31/2026 ~	EUR	3,208	3,233
7.750% (EUR003M + 5.000%) due 06/30/2026 «~		16,000	17,263
PUG LLC 8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~		$2,403	1,754
Rising Tide Holdings, Inc.
9.703% (LIBOR03M + 4.750%) due 06/01/2028 ~		3,330	2,029
13.203% (LIBOR03M + 8.250%) due 06/01/2029 ~		6,500	1,798
SCUR-Alpha 1503 GmbH
TBD% due 03/30/2030		3,800	3,344
TBD% due 03/30/2030	EUR	2,400	2,290
Sigma Bidco BV 6.239% (EUR003M + 3.500%) due 07/02/2025 ~		7,500	7,640
Steenbok Lux Finco 2 SARL 10% (LIBOR03M + 10.000%) due 06/30/2023 ~		4,415	2,116
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 06/30/2023 ~(b)		17,786	12,731
Syniverse Holdings, Inc. 11.898% due 05/13/2027		$17,996	16,022
Team Health Holdings, Inc.
7.590% (LIBOR01M + 2.750%) due 02/06/2024 ~		1,136	977
10.057% due 03/02/2027		1,531	1,068
Telemar Norte Leste SA
1.750% due 02/26/2035		14,586	1,144
1.750% (LIBOR03M + 1.750%) due 02/26/2035 ~		6,008	471
U.S. Renal Care, Inc.
9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~		22,729	15,541
10.375% (LIBOR01M + 5.500%) due 06/26/2026 ~		2,919	1,996
Veritas U.S., Inc. 9.840% (LIBOR01M + 5.000%) due 09/01/2025 ~		3,890	2,975
Windstream Services LLC 8.807% due 02/23/2027 «		7,620	7,087

Total Loan Participations and Assignments (Cost $271,863)			235,876

CORPORATE BONDS & NOTES 25.8%
BANKING & FINANCE 9.6%
ADLER Group SA
1.875% due 01/14/2026	EUR	4,000	1,735

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

2.250% due 04/27/2027		5,100	2,116
2.750% due 11/13/2026		1,200	513
ADLER Real Estate AG
1.875% due 04/27/2023		200	200
2.125% due 02/06/2024		600	577
3.000% due 04/27/2026		1,200	958
Agps Bondco PLC
1.500% due 07/26/2024		900	672
3.250% due 08/05/2025		6,800	2,987
Armor Holdco, Inc. 8.500% due 11/15/2029 (j)		$8,000	6,521
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	15,420	15,287
7.677% due 01/18/2028 •		2,400	2,192
8.000% due 01/22/2030 •		956	928
10.500% due 07/23/2029		8,348	8,793
BOI Finance BV 7.500% due 02/16/2027		4,000	3,376
Corestate Capital Holding SA 3.500% due 04/15/2023 ^(c)		2,000	360
Credit Suisse AG 4.750% due 08/09/2024		$250	243
Credit Suisse Group AG
0.650% due 01/14/2028 •	EUR	200	180
0.650% due 09/10/2029		100	81
1.250% due 07/17/2025 •		100	102
2.250% due 06/09/2028 •	GBP	100	104
2.875% due 04/02/2032 •	EUR	200	181
3.250% due 04/02/2026 •		200	205
3.288% (EUR003M + 1.000%) due 01/16/2026 ~		600	607
4.194% due 04/01/2031 •(j)		$500	445
7.000% due 09/30/2027 •	GBP	100	124
7.750% due 03/01/2029 •	EUR	450	534
Hestia Re Ltd. 14.184% (T-BILL 1MO + 9.500%) due 04/22/2025 ~		$939	775
Sanders Re Ltd. 16.434% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		1,815	1,658
SVB Financial Group
1.800% due 02/02/2031 ^(c)		1,395	796
2.100% due 05/15/2028 ^(c)		200	120
3.125% due 06/05/2030 ^(c)		200	116
3.500% due 01/29/2025 ^(c)		100	63
4.000% due 05/15/2026 ^(c)(g)		200	13
4.345% due 04/29/2028 ^(c)		600	365
4.570% due 04/29/2033 ^(c)		1,900	1,104
Uniti Group LP
6.000% due 01/15/2030 (j)		8,400	4,925
10.500% due 02/15/2028		2,671	2,593
Veraison Re Ltd. 16.684% (T-BILL 1MO + 12.000%) due 03/10/2031 ~		700	715
Yosemite Re Ltd. 14.434% (T-BILL 3MO + 9.750%) due 06/06/2025 ~		980	941

			64,205

INDUSTRIALS 13.9%
Altice France Holding SA 10.500% due 05/15/2027 (j)		17,400	13,327
Carvana Co. 10.250% due 05/01/2030		3,200	1,825
CGG SA
7.750% due 04/01/2027	EUR	2,000	1,849
8.750% due 04/01/2027 (j)		$2,000	1,670
DISH DBS Corp.
5.250% due 12/01/2026 (j)		3,400	2,719
5.750% due 12/01/2028 (j)		14,100	10,549
Illuminate Buyer LLC 9.000% due 07/01/2028 (j)		2,676	2,375
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	300	305
Market Bidco Finco PLC 4.750% due 11/04/2027		1,000	844
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (b)(j)		$6,152	6,766
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (j)		4,269	3,781
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (j)		12,771	3,374
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (b)(j)		11,853	12,042
Vale SA 3.202% due 12/29/2049 ~(g)	BRL	10,300	720
Veritas U.S., Inc. 7.500% due 09/01/2025 (j)		$7,400	5,578
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)(j)		7,105	6,323

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

Windstream Escrow LLC 7.750% due 08/15/2028 (j)		23,816	19,529

			93,576

UTILITIES 2.3%
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023		3,800	3,778
FEL Energy SARL 5.750% due 12/01/2040 (j)		1,201	992
Oi SA 10.000% due 07/27/2025 ^(c)		21,255	1,668
Peru LNG SRL 5.375% due 03/22/2030		11,082	8,865

			15,303

Total Corporate Bonds & Notes (Cost $215,437)			173,084

MUNICIPAL BONDS & NOTES 2.4%
PUERTO RICO 2.4%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		25,950	11,320
0.000% due 11/01/2051		14,056	4,744

Total Municipal Bonds & Notes (Cost $20,763)			16,064

NON-AGENCY MORTGAGE-BACKED SECURITIES 59.1%
225 Liberty Street Trust 4.649% due 02/10/2036 ~(j)		14,239	11,797
245 Park Avenue Trust 3.657% due 06/05/2037 ~		2,680	2,158
Ashford Hospitality Trust
7.435% due 06/15/2035 •		1,000	945
7.784% due 04/15/2035 •(j)		14,536	13,427
Atrium Hotel Portfolio Trust 8.084% due 06/15/2035 •(j)		6,223	5,753
BAMLL Commercial Mortgage Securities Trust
7.194% due 03/15/2037 •		2,000	1,851
7.394% due 03/15/2037 •(j)		3,000	2,756
Barclays Commercial Mortgage Securities Trust 3.688% due 02/15/2053 ~(j)		4,785	2,914
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 ~(j)		5,370	4,066
BCAP LLC Trust
0.830% due 11/27/2036 ~		38,346	9,039
3.457% due 04/25/2038 ~		3,532	2,642
Beast Mortgage Trust
8.134% due 03/15/2036 •(j)		6,750	4,993
9.134% due 03/15/2036 •(j)		2,500	1,765
Benchmark Mortgage Trust 3.440% due 08/15/2052 ~(j)		8,600	7,550
Beneria Cowen & Pritzer Collateral Funding Corp. 8.322% due 06/15/2038 •(j)		5,500	4,084
BMO Mortgage Trust
3.269% due 02/17/2055 ~(j)		9,615	7,883
3.939% due 02/17/2055 ~(j)		11,000	6,298
Braemar Hotels & Resorts Trust 7.084% due 06/15/2035 •(j)		8,500	7,875
BSST Mortgage Trust
10.328% due 02/15/2037 •(j)		8,800	7,556
11.328% due 02/15/2037 •(j)		1,500	1,292
BX Trust
6.921% due 10/15/2036 •(j)		4,000	3,717
7.604% due 05/15/2030 •(j)		3,754	3,597
Canada Square Funding PLC 6.614% due 12/17/2057 •	GBP	2,000	2,393
Chester B1 Issuer PLC 5.867% (SONIO/N + 2.000%) due 01/17/2058 ~		600	740
Citigroup Commercial Mortgage Trust
7.609% due 12/15/2036 •(j)		$585	559
8.459% due 12/15/2036 •(j)		3,400	3,191
COLT Mortgage Loan Trust 4.718% due 03/25/2067 ~(j)		7,200	6,264
Connecticut Avenue Securities Trust
9.810% due 03/25/2042 •		2,000	2,036
14.060% due 03/25/2042 •(j)		5,200	5,129
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 01/25/2038		14,331	7,183
Credit Suisse Mortgage Capital Trust 7.984% due 07/15/2032 •(j)		12,000	10,936
DBGS Mortgage Trust 6.734% due 06/15/2033 •(j)		15,000	12,164

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

DOLP Trust 3.704% due 05/10/2041 ~(j)		13,500	7,348
Extended Stay America Trust 8.385% due 07/15/2038 ~(j)		11,392	10,728
Freddie Mac
7.210% due 01/25/2051 •		620	568
7.560% due 12/25/2050 •		760	726
7.610% due 01/25/2034 ~		855	788
8.310% due 02/25/2042 •(j)		5,200	5,019
9.310% due 02/25/2042 •		1,700	1,622
10.060% due 01/25/2034 •		900	750
13.060% due 02/25/2042 •		800	731
GS Mortgage Securities Corp. Trust 7.284% due 08/15/2032 ~(j)		5,000	4,523
GSMSC Resecuritization Trust 5.116% due 11/26/2037 (j)		18,130	15,903
Harbour PLC 6.971% due 01/28/2054 ~	GBP	10,416	11,805
Hilton Orlando Trust 7.584% due 12/15/2034 •(j)		$1,250	1,193
HPLY Trust
7.834% due 11/15/2036 •(j)		7,744	7,085
8.584% due 11/15/2036 •(j)		11,600	10,614
Jackson Park Trust 3.242% due 10/14/2039 ~(j)		3,000	2,275
JP Morgan Chase Commercial Mortgage Securities Trust
5.364% due 07/05/2033 ~(j)		1,183	930
6.874% due 06/15/2038 •(j)		1,226	1,096
6.984% due 12/15/2031 •(j)		5,211	4,746
7.784% due 03/15/2036 •(j)		2,000	1,785
8.074% due 06/15/2038 •		250	214
8.534% due 03/15/2036 ~(j)		19,256	17,181
Jupiter Mortgage No. 1 PLC 7.393% due 07/20/2060 •	GBP	6,424	7,772
MAD Mortgage Trust 3.763% due 08/15/2034 ~(j)		$745	616
MBRT 7.583% due 11/15/2036 •(j)		18,867	18,236
Morgan Stanley Bank of America Merrill Lynch Trust 4.750% due 12/15/2046 ~(j)		4,283	3,591
Morgan Stanley Capital Trust 7.234% due 07/15/2035 ~(j)		7,084	6,876
MRCD Mortgage Trust 2.718% due 12/15/2036 (j)		16,198	10,353
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~(j)		3,000	2,449
7.084% due 11/15/2034 •(j)		4,435	4,142
New Orleans Hotel Trust 7.373% due 04/15/2032 •		7,900	7,263
New Residential Mortgage Loan Trust 3.882% due 11/25/2059 ~		15,500	7,426
Preston Ridge Partners Mortgage LLC 6.291% due 02/25/2027 þ		3,000	2,848
Residential Mortgage Securities PLC 8.471% due 06/20/2070 •	GBP	2,500	3,051
Seasoned Credit Risk Transfer Trust
3.789% due 11/25/2061 ~(a)		$6,742	2,046
4.500% due 11/25/2061 ~(j)		5,900	4,723
SFO Commercial Mortgage Trust
7.084% due 05/15/2038 •		340	281
7.584% due 05/15/2038 •(j)		6,500	5,249
Stratton Hawksmoor PLC
6.107% due 02/25/2053 •	GBP	3,800	4,335
6.857% due 02/25/2053 •		8,379	9,387
Tharaldson Hotel Portfolio Trust 8.190% due 11/11/2034 •(j)		$4,050	3,818
Uropa Securities PLC 3.604% due 10/10/2040 ~	EUR	2,848	2,725
WaMu Mortgage Pass-Through Certificates Trust 5.745% due 10/25/2045 •(j)		$7,733	6,302
Wells Fargo Commercial Mortgage Trust
3.860% due 09/15/2031 ~(j)		1,500	1,274
4.928% due 12/15/2039 ~(j)		8,600	7,199
7.424% due 02/15/2037 •(j)		3,080	2,934

Total Non-Agency Mortgage-Backed Securities (Cost $440,635)			397,079

ASSET-BACKED SECURITIES 35.5%
ACE Securities Corp. Home Equity Loan Trust
5.065% due 08/25/2036 ^•(j)		21,779	5,783
5.265% due 04/25/2036 •(j)		23,969	17,730
5.430% due 02/25/2036 ~(j)		6,361	5,302
Bear Stearns Asset-Backed Securities Trust 5.895% due 07/25/2034 ~(j)		5,873	5,689
BNC Mortgage Loan Trust 5.135% due 05/25/2037 •(j)		16,250	13,238

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	5,400	3,704
Countrywide Asset-Backed Certificates 5.340% due 03/25/2037 •(j)		$9,224	7,822
Countrywide Asset-Backed Certificates Trust
5.095% due 06/25/2047 •(j)		10,186	7,595
5.105% due 06/25/2047 •(j)		14,610	11,255
5.580% due 04/25/2036 •(j)		17,000	14,310
Deer Park CLO DAC 0.000% due 10/15/2034 ~	EUR	4,000	2,701
Duke Funding Ltd. 5.312% due 04/08/2039 •(j)		$125,567	10,592
First Franklin Mortgage Loan Trust 5.155% due 10/25/2036 •(j)		15,000	11,843
Flagship Credit Auto Trust 0.000% due 06/15/2029 «(f)		25	4,973
GSAMP Trust
5.265% due 05/25/2046 •(j)		10,399	7,928
5.790% due 07/25/2045 •(j)		13,226	10,223
Home Equity Mortgage Loan Asset-Backed Trust 5.760% due 10/25/2035 •(j)		11,200	8,558
HSI Asset Securitization Corp. Trust 5.655% due 12/25/2035 •(j)		13,243	9,801
LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «(f)		7,600	2,336
0.000% due 05/15/2028 «(f)		7,554	2,514
Long Beach Mortgage Loan Trust 6.420% due 02/25/2035 •(j)		10,148	8,194
Merrill Lynch Mortgage Investors Trust 5.895% due 04/25/2036 •		5,882	5,131
PRET LLC
6.170% due 07/25/2051 þ(j)		11,600	10,881
7.870% due 06/25/2052 þ(j)		6,600	6,383
RR 1 Ltd. 0.000% due 07/15/2117 ~		3,200	1,492
RR 17 Ltd. 0.000% due 07/15/2034 ~		4,000	2,556
RR 7 Ltd. 0.000% due 01/15/2120 ~		14,600	7,847
Saxon Asset Securities Trust 5.135% due 01/25/2047 ~		1,705	1,454
Securitized Asset-Backed Receivables LLC Trust 5.445% due 11/25/2035 •(j)		6,532	5,291
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(f)		9	7,598
0.000% due 02/16/2055 «(f)		5	6,491
5.950% due 02/16/2055 (j)		5,730	5,370
Structured Asset Securities Corp. Mortgage Loan Trust 6.270% due 02/25/2036 ~(j)		6,876	6,092

Total Asset-Backed Securities (Cost $274,668)			238,677

SOVEREIGN ISSUES 0.9%
Russia Government International Bond
5.625% due 04/04/2042		8,800	5,649
5.875% due 09/16/2043		200	119
12.750% due 06/24/2028		100	88

Total Sovereign Issues (Cost $2,840)			5,856

		SHARES
MUTUAL FUNDS 0.0%
RLM LLC		10	0

Total Mutual Funds (Cost $0)			0

COMMON STOCKS 1.6%
FINANCIALS 0.4%
Banca Monte dei Paschi di Siena SpA (d)		1,073,500	2,335

INDUSTRIALS 1.2%
Syniverse Holdings, Inc. «(h)		8,888,698	8,376

Total Common Stocks (Cost $10,816)			10,711

PREFERRED SECURITIES 1.5%
FINANCIALS 1.5%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		9,423,200	9,868

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

SVB Financial Group
4.250% due 11/15/2026 ^(c)(g)	100,000	7
4.700% due 11/15/2031 ^(c)(g)	190,000	12

Total Preferred Securities (Cost $13,468)		9,887

REAL ESTATE INVESTMENT TRUSTS 1.2%
FINANCIALS 1.2%
KKR Real Estate Finance Trust, Inc.	203,500	2,318
Starwood Property Trust, Inc.	175,100	3,097
TPG RE Finance Trust, Inc.	346,700	2,517

Total Real Estate Investment Trusts (Cost $12,894)		7,932

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.5%
REPURCHASE AGREEMENTS (i) 12.0%		80,500

U.S. TREASURY BILLS 0.5%
4.266% due 05/09/2023 (e)(f)(m)	$3,581	3,565

Total Short-Term Instruments (Cost $84,066)		84,065

Total Investments in Securities (Cost $1,347,511)		1,179,231

Total Investments 175.6% (Cost $1,347,450)		$1,179,231
Financial Derivative Instruments (k)(l) (0.2)%(Cost or Premiums, net $11,222)		(2,124)
Other Assets and Liabilities, net (75.3)%		(505,560)

Net Assets 100.0%		$671,547

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Syniverse Holdings, Inc.	05/12/2022 - 11/30/2022	$8,722	$8,376	1.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.890%	03/31/2023	04/03/2023	$44,500	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	$(45,656)	$44,500	$44,518
NOM	4.790	04/03/2023	04/04/2023	36,000	U.S. Treasury Notes 3.250% due 06/30/2027	(40,865)	36,000	36,000

Total Repurchase Agreements	$(86,521)	$80,500	$80,518

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	6.060%	03/29/2023	07/28/2023	$(4,150)	$(4,153)
BPS	3.200	12/21/2022	TBD(3)	EUR	(14,151)	(15,455)
5.490	03/14/2023	07/14/2023	$(23,204)	(23,272)
5.755	11/10/2022	05/10/2023	(3,762)	(3,849)
5.960	03/09/2023	07/07/2023	(51,223)	(51,428)
BRC	3.250	03/31/2023	TBD(3)	(8,042)	(8,724)
5.580	01/12/2023	04/14/2023	$(5,416)	(5,484)
5.970	02/24/2023	05/24/2023	(16,414)	(16,518)
5.990	03/31/2023	07/31/2023	(47,687)	(47,711)
6.000	01/23/2023	07/24/2023	(14,559)	(14,729)
6.000	02/16/2023	07/24/2023	(1,647)	(1,659)
6.005	01/05/2023	07/05/2023	(13,237)	(13,431)
6.090	01/30/2023	08/30/2023	(2,848)	(2,878)
6.250	02/15/2023	09/15/2023	(6,361)	(6,412)
6.250	03/10/2023	09/15/2023	(935)	(938)
BYR	5.520	03/24/2023	09/20/2023	(2,966)	(2,970)
DBL	6.404	03/31/2023	05/31/2023	(12,765)	(12,772)
6.436	03/14/2023	05/12/2023	(7,672)	(7,700)
JML	1.750	03/01/2023	TBD(3)	EUR	(732)	(795)
2.500	10/14/2022	TBD(3)	(471)	(514)
3.000	02/06/2023	05/08/2023	(8,364)	(9,113)
JPS	6.287	02/14/2023	10/12/2023	$(26,228)	(26,448)
MEI	4.285	01/17/2023	04/17/2023	GBP	(464)	(578)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

4.335	01/17/2023	04/17/2023	(6,304)	(7,845)
4.535	01/17/2023	04/17/2023	(5,533)	(6,889)
4.635	01/17/2023	04/17/2023	(11,884)	(14,800)
MSB	5.960	03/07/2023	09/07/2023	$(8,192)	(8,227)
6.010	03/07/2023	09/07/2023	(5,504)	(5,528)
6.060	03/16/2023	09/15/2023	(9,866)	(9,895)
6.160	03/16/2023	09/15/2023	(7,515)	(7,537)
MZF	6.300	03/09/2023	09/08/2023	(71,848)	(72,162)
RBC	6.230	02/06/2023	08/07/2023	(3,236)	(3,267)
RDR	4.970	02/13/2023	04/13/2023	(204)	(205)
SOG	4.900	12/05/2022	04/12/2023	(2,604)	(2,646)
5.260	01/12/2023	05/12/2023	(6,049)	(6,120)
5.340	02/03/2023	07/03/2023	(981)	(989)
5.480	01/04/2023	07/03/2023	(4,113)	(4,169)
5.520	02/02/2023	08/02/2023	(7,256)	(7,323)
5.530	02/03/2023	08/03/2023	(10,250)	(10,344)
5.690	02/17/2023	08/17/2023	(1,527)	(1,538)
5.960	03/07/2023	08/04/2023	(9,000)	(9,039)
6.010	02/03/2023	08/02/2023	(864)	(873)
6.010	02/14/2023	08/15/2023	(913)	(920)
6.080	02/03/2023	08/02/2023	(9,888)	(9,982)
TDM	5.120	03/24/2023	TBD(3)	(2,456)	(2,459)
UBS	5.550	02/03/2023	08/03/2023	(10,441)	(10,536)
5.590	02/03/2023	08/03/2023	(3,140)	(3,169)
5.630	01/10/2023	06/09/2023	(6,695)	(6,782)
5.780	01/13/2023	04/13/2023	(15,685)	(15,887)
6.040	02/17/2023	06/16/2023	(2,831)	(2,853)
6.050	01/05/2023	06/05/2023	(12,649)	(12,836)
6.110	01/27/2023	07/27/2023	(844)	(854)

Total Reverse Repurchase Agreements	$(523,205)

(j)	Securities with an aggregate market value of $513 and cash of $7,742 have been pledged as collateral under the terms of master agreements as of March 31, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2023 was $(568,638) at a weighted average interest rate of 3.982%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	32	$(7,656)	$130	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2025	17	(4,117)	38	0	(3)
3-Month SOFR Active Contract December Futures	03/2026	18	(4,368)	35	0	(3)
3-Month SOFR Active Contract June Futures	09/2024	20	(4,822)	58	0	(3)
3-Month SOFR Active Contract June Futures	09/2025	17	(4,123)	35	0	(3)
3-Month SOFR Active Contract March Futures	06/2024	28	(6,727)	95	0	(3)
3-Month SOFR Active Contract March Futures	06/2025	15	(3,636)	32	0	(3)
3-Month SOFR Active Contract March Futures	06/2026	16	(3,883)	30	0	(3)
3-Month SOFR Active Contract September Futures	12/2024	19	(4,594)	46	0	(3)
3-Month SOFR Active Contract September Futures	12/2025	13	(3,154)	26	0	(2)

Total Futures Contracts	$525	$0	$(27)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2027	2.773%	$9,700	$(989)	$1,800	$811	$90	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.892	6,400	678	(173)	505	13	0

$(311)	$1,627	$1,316	$103	$0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450%	Annual	12/20/2024	$32,400	$(2)	$402	$400	$0	$(25)
Pay	1-Day USD-SOFR Compounded-OIS	4.800	Annual	12/21/2024	146,000	42	1,427	1,469	120	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	16,200	1	198	199	0	(15)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,600	1	47	48	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	12/21/2027	185,900	(49)	5,924	5,875	537	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	25,600	6,320	(48)	6,272	0	(255)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	17,400	4,191	(6)	4,185	0	(176)
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	12/21/2052	22,900	40	(1,990)	(1,950)	0	(298)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	2,751	3,427	0	(10)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	22,900	313	696	1,009	5	0

$11,533	$9,401	$20,934	$662	$(784)

Total Swap Agreements	$11,222	$11,028	$22,250	$765	$(784)

Cash of $17,476 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2023	EUR	2,260	$2,420	$0	$(36)
05/2023	GBP	1,274	1,535	0	(38)
05/2023	$842	EUR	773	0	(1)
BPS	05/2023	EUR	118,419	$127,108	0	(1,622)
05/2023	$7,425	JPY	972,440	0	(56)
BRC	05/2023	EUR	551	$596	0	(3)
05/2023	GBP	8,375	10,119	0	(221)
05/2023	$1,113	EUR	1,044	22	0
CBK	05/2023	CAD	5,102	$3,824	46	0
05/2023	EUR	2,415	2,590	0	(35)
05/2023	GBP	521	644	1	0
05/2023	$10,224	EUR	9,544	150	0
JPM	05/2023	2,728	2,542	35	0
MBC	05/2023	EUR	16,043	$17,233	0	(207)
05/2023	$2,714	EUR	2,516	23	(2)
RBC	05/2023	1,958	AUD	2,796	0	(86)

Total Forward Foreign Currency Contracts	$277	$(2,307)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	Team Health Holdings, Inc.	Monthly	04/28/2023	$1,500	$0	$(48)	$0	$(48)

Total Swap Agreements	$0	$(48)	$0	$(48)

(m)

Securities with an aggregate market value of $3,565 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Loan Participations and Assignments	$3,344	$190,741	$41,791	$235,876
Corporate Bonds & Notes
Banking & Finance	0	64,205	0	64,205
Industrials	0	93,576	0	93,576
Utilities	0	15,303	0	15,303
Municipal Bonds & Notes
Puerto Rico	0	16,064	0	16,064
Non-Agency Mortgage-Backed Securities	0	397,079	0	397,079
Asset-Backed Securities	0	214,765	23,912	238,677
Sovereign Issues	0	5,856	0	5,856
Common Stocks
Financials	2,335	0	0	2,335
Industrials	0	0	8,376	8,376
Preferred Securities
Financials	0	9,887	0	9,887
Real Estate Investment Trusts
Financials	7,932	0	0	7,932
Short-Term Instruments
Repurchase Agreements	0	80,500	0	80,500
U.S. Treasury Bills	0	3,565	0	3,565

Total Investments	$13,611	$1,091,541	$74,079	$1,179,231

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	765	0	765
Over the counter	0	277	0	277

$0	$1,042	$0	$1,042
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(811)	0	(811)
Over the counter	0	(2,355)	0	(2,355)

$0	$(3,166)	$0	$(3,166)

Total Financial Derivative Instruments	$0	$(2,124)	$0	$(2,124)

Totals	$13,611	$1,089,417	$74,079	$1,177,107

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2023:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$71,254	$28,385	$(433)	$2,120	$9	$(8,671)	$0	$(50,873)	$41,791	$2,422
Corporate Bonds & Notes
Industrials	828	16	0	8	0	(100)	0	(752)	0	0
Asset-Backed Securities	45,337	3,000	0	0	0	(18,042)	0	(6,383)	23,912	(17,787)
Common Stocks
Industrials	8,153	569	0	0	0	(346)	0	0	8,376	(346)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	March 31, 2023 (Unaudited)

Totals	$125,572	$31,970	$(433)	$2,128	$9	$(27,159)	$0	$(58,008)	$74,079	$(15,711)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$8,184	Discounted Cash Flow	Discount Rate	10.280 - 11.980	10.580
9,257	Indicative Market Quotation	Price	97.000	—
17,263	Proxy Pricing	Base Price	99.000	—
7,087	Third Party Vendor	Broker Quote	93.000	—
Asset-Backed Securities	23,912	Discounted Cash Flow	Discount Rate	13.500 - 20.000	15.764
Common Stocks
Industrials	8,376	Discounted Cash Flow	Discount Rate	13.960	—

Total	$74,079

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PAXSLS I LLC and RLM 4355 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, exempted companies, were formed as wholly owned subsidiaries acting as an investment vehicles for the PIMCO Access Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PAXSLS I LLC	01/31/2022	2.6%
RLM 4355 LLC	01/31/2022	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JML	JP Morgan Securities Plc	NOM	Nomura Securities International, Inc.
BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar

Index/Spread Abbreviations:
EUR001M	1 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
EUR012M	12 Month EUR Swap Rate

Other Abbreviations:
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding